Cover	Aug. 16, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 16, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38762
Entity Registrant Name	BiomX Inc.
Entity Central Index Key	0001739174
Entity Tax Identification Number	82-3364020
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	708 Quince Orchard Rd
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	Gaithersburg
Entity Address, Country	MD
Entity Address, Postal Zip Code	20878
City Area Code	844
Local Phone Number	972-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units, each consisting of one share of Common Stock, $0.0001 par value, and one warrant
Title of 12(b) Security	Units, each consisting of one share of Common Stock, $0.0001 par value, and one warrant
Trading Symbol	PHGE.U
Security Exchange Name	NYSEAMER
Common Stock, $0.0001 par value
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	PHGE
Security Exchange Name	NYSEAMER